Discontinued Operations (Tables)	6 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Results of Operations Included in Loss from Discontinued Operations

The following table shows the results of operations of the Company for the six months ended December 31, 2018 and 2018, the year ended June 30, 2018 and 2017 which are included in the loss from discontinued operations:

	Six months ended December 31,	Six months ended December 31,	Year Ended June 30
	2018	2017	2018	2017
	(Audited)	(Unaudited)	(Audited)	(Audited)

Revenues	$-	$1,500	$1,500	$12,077
Cost of Goods Sold	-	508	508	2,480
Gross Profit	$-	$992	$992	$9,597

General and administrative expense	-	14,391	14,162	35,457
Depreciation	-		229	-
Total Expense	-	14,391	14,391	35,457

Provision for income taxes	-	-	-	-
Loss from Discontinued Operations, Net of Tax Benefits	$-	$(13,399)	$(13,399)	$(25,860)

Schedule of Major Classes of Assets and Liabilities from Discontinued Operations

The following table shows the carrying amounts of the major classes of assets and liabilities associated with the Company as of the October 22, 2017.

October 22, 2017
(Unaudited)
Amount due to related party	$(31,100)
Cash	1,525
Inventory	3,520
Equipment, net	4,693
Prepaid Expenses	5,790
Account Payable’	(895)
TOTAL	$(16,467)

The following table presents the carrying amounts of the major classes of assets and liabilities associated reported as discontinued operations on our accompanying balance sheets. The carrying amounts of the major classes of assets and liabilities associated with the Company as of the October 22, 2017 is recorded under additional paid in capital.

	December 31, 2018	December 31, 2017	June 30, 2018	June 30, 2017
	(Audited)	(Unaudited)	(Audited)	(Audited)
Assets from discontinued operations
Cash	$-	$-	$-	$3,027
Inventory	-	-	-	5,201
Prepaid Expenses	-	-	-	$4,180
Equipment, net	-	-	-	6,020
Total assets from discontinued operations	-	-	-	18,428
Current assets from discontinued operations	-	-	-	12,408
Non-current assets from discontinued operations	$-	$-	$-	$6,020